Note 6 - Investment in Juanicipio - Associate's Financial Position (Details) - Minera Juanicipio, S.A. de C.V. [member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Cash and cash equivalents	$ 51,503	$ 29,601
Value added tax and other receivables	26,055	19,163
Accounts receivable - metal sales	5,203
Inventory	427
Prepaids		101
TOTAL CURRENT ASSETS	83,188	48,865
Right-of-use asset	18	8
Mineral interests, plant and equipment	381,780	261,023
TOTAL ASSETS	464,986	309,896
Payables to Peñoles and other vendors	5,011	5,600
Total current liabilities	5,011	5,600
Lease liability	13	9
Provision for reclamation and remediation costs	1,450	725
Deferred income tax liability	8,406	3,288
Total liabilities	14,880	9,622
Shareholders equity including shareholder advances	450,106	300,274
TOTAL LIABILITIES	$ 464,986	$ 309,896